EMPLOYEE BENEFIT (Details ) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
EMPLOYEE BENEFIT
Contributions for employee benefits	$ 16,295	¥ 105,554	¥ 75,538	¥ 36,814